ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENTS OF OPERATIONS

	Years ended December 31
	2010	2011	2012
Total operating expenses	(3,440)	(5,110)	(4,706)

Operating loss	(3,440)	(5,110)	(4,706)
Equity in profit of subsidiaries and variable interest entities	42,171	52,742	2,114
Interest income	249	394	116
Interest expense	(488)	—	—

Net income (loss)	38,492	48,026	(2,476)

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

COMPREHENSIVE INCOME (LOSS)

	2010	2011	2012
Net income (loss)	38,492	48,026	(2,476)
Other comprehensive income, net of tax
Foreign currency translation adjustments	4,254	9,065	2,268

Comprehensive income (loss)	42,746	57,091	(208)
Comprehensive income (loss) attributable to Charm Communications Inc.’s ordinary shareholders	42,746	57,091	(208)

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

BALANCE SHEETS

	December 31, 2011	December 31, 2012
Assets
Current assets:
Cash and cash equivalents	15,113	2,227
Due from subsidiaries	74,818	67,175
Investment in subsidiaries and variable interest entities	145,032	147,535
Other current assets	2,270	1,206

Total current assets	237,233	218,143

Non-current asset:
Other non-current asset	—	357

Total non-current asset	—	357

TOTAL ASSETS	237,233	218,500

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	1,274	765

Total liabilities	1,274	765

Equity

Charm Communications Inc.’s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	116,637	100,850
Retained earnings	105,930	101,225
Accumulated other comprehensive income	13,384	15,652

Total Equity	235,959	217,735

TOTAL LIABILITIES AND EQUITY	237,233	218,500

CHARM COMMUNICATIONS INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

CASH FLOW STATEMENTS

	Years ended December 31
	2010	2011	2012
Cash flows from operating activities
Net income (loss)	38,492	48,026	(2,476)
Adjustments to reconcile net income to net cash used in (provided by) operating activities:
Equity income from subsidiaries and variable interest entities	(42,171)	(52,742)	(2,114)
Share-based compensation cost	2,499	3,069	2,214
Changes in operating assets and liabilities:
Due from subsidiaries	(28,964)	(5,137)	7,292
Other current assets	(268)	83	1,064
Other non-current asset	—	—	(357)
Accrued expenses and other current liabilities	1,184	136	(509)

Net cash (used in) provided by operating activities	(29,228)	(6,565)	5,114

Cash flows from financing activities
Proceeds from option exercise	374	186	381
Repurchase of ordinary shares	—	(1,906)	(5,825)
Payments of Series A preferred share redemption	(41,363)	—	—
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350	49,278	—	—
Payments of shareholder loan	(19,560)	—	—
Payments of dividend	—	—	(12,556)
Proceeds from Initial Public Offering	69,023	—	—
Payment of IPO expenses	(3,244)	—	—

Net cash provided by (used in) financing activities	54,508	(1,720)	(18,000)

Net increase (decrease) in cash and cash equivalents	25,280	(10,379)	(12,886)
Cash and cash equivalents at the beginning of the year	212	25,492	15,113

Cash and cash equivalents at the end of the year	25,492	15,113	2,227

Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and variable interest entities.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit as “Equity in profit of subsidiaries and variable interest entities” on the statements of operations and comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.